Schedule of Option Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Options, balance	18,521,166	8,065,166	7,515,166
Weighted average exercise price, balance	$ 1.65	$ 1.17	$ 1.19
Options, exercised		(219,000)
Weighted average exercise price, exercised		$ (0.42)
Options, granted	500,000	10,675,000	550,000
Weighted average exercise price, granted		$ 1.99	$ 0.91
Options, balance		18,521,166	8,065,166
Weighted average exercise price, balance		$ 1.65	$ 1.17